Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.42%
Alabama–2.45%
Alabama (State of) Federal Aid Highway Finance Authority; Series 2015, RB	5.00%	09/01/2030	$ 3,000	$ 3,487,440
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS -AGM)(a)(b)	5.00%	10/01/2033	3,500	4,164,090
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2025	1,500	1,741,845
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2028	1,500	1,734,915
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	100	107,512
Series 2016, RB	5.50%	06/01/2030	2,000	2,281,660
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	6,531,750
Pell City (City of), AL Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB	5.00%	12/01/2021	2,250	2,411,077
Series 2016 A, RB	5.00%	12/01/2031	4,850	5,168,790
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB (c)	2.00%	10/01/2024	1,500	1,515,480
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(c)(d)	2.05%	04/01/2024	4,875	4,884,165
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(c)(d)	1.75%	04/01/2024	1,625	1,609,985
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	4.50%	05/01/2032	2,500	2,743,050
UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031	550	702,812
				39,084,571
Arizona–3.52%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,905,138
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,997	2,204,937
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB (e)	5.00%	07/01/2037	630	694,172
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2035	2,600	3,022,136
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB (e)	5.75%	07/15/2038	1,810	2,054,332
Glendale (City of), AZ Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,032,440
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,318,826
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,375,716
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	3,000	3,055,890
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,069,428
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,131,439
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,111,270
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	5.75%	07/01/2024	1,000	1,077,740
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2027	3,000	3,237,300
Phoenix Civic Improvement Corp.; Series 2019 A, RB	5.00%	07/01/2033	3,500	4,359,950
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB (e)	5.38%	06/15/2035	1,360	1,495,864
Series 2017, RB (e)	4.75%	06/15/2037	3,500	3,595,725
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	395	417,116
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. RB	5.00%	07/01/2025	750	743,835
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.00%	07/01/2033	$ 2,245	$ 2,335,137
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	6,705,105
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2020	700	708,295
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2021	485	498,401
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2022	570	592,481
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2023	825	866,951
Series 2013 B, GO Bonds (e)	5.00%	07/15/2023	365	383,560
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. RB	5.25%	10/01/2026	2,000	2,132,560
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,149,890
				56,275,634
Arkansas–0.10%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,535,963
California–7.26%
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB (f)	0.00%	06/01/2033	3,225	1,497,754
California (State of);
Series 2012 B, Ref. GO Bonds (SIFMA Municipal Swap Index + 1.15%)(d)	2.25%	05/01/2020	2,000	2,000,720
Series 2013 C, GO Bonds (70% of 1 mo. USD LIBOR + 0.70%)(c)(d)	1.89%	12/01/2020	4,000	4,009,160
Series 2015, Ref. GO Bonds	5.00%	03/01/2030	5,000	5,926,650
Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(c)(d)	1.95%	12/01/2021	2,000	2,014,300
Series 2019, Ref. GO Bonds	4.00%	10/01/2034	3,000	3,540,180
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	1,993	2,327,126
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,148,610
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	5,000	6,073,750
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB (c)(g)	5.00%	01/01/2022	1,230	1,333,037
Series 2011, RB	5.00%	01/01/2028	270	288,760
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (a)	4.00%	07/15/2029	2,000	2,271,020
California (State of) Pollution Control Finance Authority; Series 2012, RB (a)(e)	5.00%	07/01/2027	7,000	7,604,170
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	860	919,280
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	365	386,360
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB (e)	5.00%	11/01/2032	1,135	1,339,289
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	3,000	3,421,590
Series 2018 A, RB (e)	5.25%	12/01/2038	1,000	1,181,640
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,239,081
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,153,090
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB	5.00%	09/01/2021	810	865,444
Series 2013, Ref. RB	5.00%	09/01/2023	1,000	1,143,910
Fresno (City of), CA; Series 2010 A-1, RB	5.50%	06/01/2022	1,000	1,022,290
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2021	$ 2,000	$ 2,115,480
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	4,000	4,812,760
Series 2018A-1, Ref. RB	5.00%	06/01/2030	4,000	4,817,160
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2020	450	463,464
Series 2013, RB	5.00%	09/02/2021	375	400,504
Series 2013, RB	5.00%	09/02/2022	710	784,522
Series 2013, RB	5.00%	09/02/2023	500	570,025
Lake Elsinore (City of), CA Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,457,651
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 B, Ref. RB (a)	5.00%	05/15/2029	2,000	2,494,120
Series 2018 D, Ref. RB (a)	5.00%	05/15/2031	3,000	3,772,290
Series 2019 E, RB	5.00%	05/15/2031	905	1,169,613
Murrieta (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.00%	09/01/2023	1,000	1,095,480
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,190,120
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,381,235
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,432,920
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2022	575	627,601
Series 2012, Ref. RB	5.00%	09/01/2023	450	489,897
Rancho Water District Financing Authority; Series 2019 A, Ref. RB	5.00%	08/01/2032	900	1,189,269
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,044,270
San Diego (County of), CA Regional Airport Authority; Series 2013 B, RB (a)	5.00%	07/01/2023	700	789,908
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB (a)	5.00%	05/01/2023	2,000	2,110,260
Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,338,416
Series 2019 E, Ref. RB (a)	5.00%	05/01/2035	2,000	2,483,980
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB (c)(g)	6.63%	02/01/2021	500	532,800
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	814,523
Series 2013 B, RB	5.00%	08/01/2027	405	439,842
San Jose (City of), CA; Series 2011 A-1, RB (a)	5.25%	03/01/2026	2,000	2,100,420
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS -AGM)(b)	5.50%	08/01/2026	3,195	3,417,755
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	990	1,085,713
Series 2013, RB	5.13%	09/01/2027	1,150	1,265,230
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,006,120
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2035	1,000	1,228,450
Series 2019, Ref. RB	5.00%	06/01/2036	1,000	1,224,840
Series 2019, Ref. RB	5.00%	06/01/2037	1,000	1,220,270
Series 2019, Ref. RB	5.00%	06/01/2038	1,000	1,216,080
Turlock Irrigation District; Series 2019, Ref. RB	5.00%	01/01/2031	250	330,090
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS -AGM)(b)(c)	3.20%	06/01/2020	4,245	4,251,750
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,179,850
				116,051,889
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–2.16%
Arkansas (State of) River Power Authority; Series 2018 A, Ref. RB	5.00%	10/01/2032	$ 2,645	$ 3,165,060
Arkansas River Power Authority; Series 2006, RB (g)	5.88%	10/01/2021	685	724,641
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB (e)	5.00%	12/01/2029	4,000	4,315,560
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,749,948
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-1, Ref. RB	5.00%	08/01/2032	2,295	2,805,408
Series 2019 A-2, Ref. RB	5.00%	08/01/2032	2,000	2,444,800
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 A, Ref. RB	5.00%	01/01/2034	2,425	3,085,764
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB (e)	5.00%	12/01/2025	550	569,816
Series 2015 A, Ref. RB (e)	5.50%	12/01/2030	750	790,635
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	5.00%	01/15/2022	850	864,110
Denver (City & County of), CO;
Series 2012 A, RB (a)	5.00%	11/15/2022	740	819,150
Series 2018 A, Ref. RB (a)	5.00%	12/01/2030	2,000	2,557,660
Series 2018 A-2, RB (f)	0.00%	08/01/2030	800	605,056
Series 2018 A-2, RB (f)	0.00%	08/01/2031	1,000	720,190
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (a)	5.00%	10/01/2032	3,000	3,275,130
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2037	1,000	1,110,710
Series 2019 A, Ref. RB	4.00%	12/01/2038	1,250	1,384,650
Plaza Metropolitan District No. 1;
Series 2013, Ref. RB (e)	5.00%	12/01/2021	1,045	1,102,632
Series 2013, Ref. RB (e)	5.00%	12/01/2022	500	537,345
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	4.13%	12/15/2027	835	861,645
				34,489,910
Connecticut–1.73%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,701,610
Series 2019 A, GO Bonds	5.00%	04/15/2034	3,450	4,283,278
Series 2019 A, GO Bonds	5.00%	04/15/2035	1,150	1,423,965
Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	3,500	4,313,400
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (a)	5.50%	04/01/2021	1,000	1,046,950
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,000	3,352,470
University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,469,759
Series 2017 A, RB	5.00%	01/15/2030	5,000	6,046,500
				27,637,932
District of Columbia–0.83%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,250	2,346,795
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB (a)	5.00%	10/01/2034	2,215	2,622,316
Series 2019 A, Ref. RB (a)	5.00%	10/01/2032	1,435	1,797,955
Series 2019 A, Ref. RB (a)	5.00%	10/01/2033	3,000	3,743,640
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, RB (f)	0.00%	10/01/2037	5,000	2,737,200
				13,247,906
Florida–4.02%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, Ref. RB	5.00%	12/01/2033	2,355	2,910,827
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2021	$ 440	$ 466,875
Series 2013 A, Ref. RB	5.00%	11/15/2022	375	408,728
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	631,212
Series 2018 A, RB	5.00%	11/15/2038	1,100	1,265,132
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB	4.50%	07/01/2038	500	505,090
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (e)	5.00%	07/01/2032	2,045	2,211,299
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2022	2,000	2,185,400
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020	1,000	1,018,780
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (e)	7.25%	05/15/2026	1,215	1,157,421
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2033	1,000	1,206,590
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,127,700
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,758,650
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,065,160
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB (e)	6.00%	06/15/2035	1,265	1,398,698
Greater Orlando Aviation Authority; Series 2019 A, RB (a)	5.00%	10/01/2031	4,000	5,028,840
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	5.25%	04/01/2028	2,500	2,719,475
Manatee (County of), FL School District;
Series 2017, RB (INS -AGM)(b)	5.00%	10/01/2029	1,000	1,229,760
Series 2017, RB (INS -AGM)(b)	5.00%	10/01/2031	3,000	3,649,140
Series 2017, RB (INS -AGM)(b)	5.00%	10/01/2032	1,250	1,514,513
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB (c)(g)	5.00%	11/15/2021	1,990	2,134,494
Series 2012, RB (c)(g)	5.50%	11/15/2021	1,670	1,807,307
Miami (City of), FL Health Facilities Authority (Miami Jewish Health System, Inc.);
Series 2017, Ref. RB	5.00%	07/01/2025	600	635,556
Series 2017, Ref. RB	5.00%	07/01/2026	1,135	1,208,139
Series 2017, Ref. RB	5.00%	07/01/2027	1,000	1,068,160
Miami-Dade (County of), FL Expressway Authority;
Series 2013 A, Ref. RB	5.00%	07/01/2022	2,000	2,178,620
Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,947,238
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(a)(c)(d)	1.90%	11/01/2021	3,000	3,000,060
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,094,910
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB (c)(g)	5.00%	12/01/2024	4,000	4,700,760
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2023	1,965	2,144,031
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(h)(i)	1.10%	11/01/2038	2,000	2,000,000
Reedy Creek Improvement District;
Series 2013 1, Ref. RB	5.00%	10/01/2021	885	945,773
Series 2013 1, Ref. RB	5.00%	10/01/2022	800	882,592
				64,206,930
Georgia–1.26%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2031	330	421,793
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2033	1,870	2,236,539
Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,461,564
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB (e)	5.75%	06/15/2037	$ 1,540	$ 1,587,370
Main Street Natural Gas, Inc.; Series 2019 C, RB (c)	4.00%	09/01/2026	4,000	4,518,560
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032	7,150	8,640,918
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(h)(i)	1.08%	01/01/2030	1,300	1,300,000
				20,166,744
Guam–0.22%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS -AGM)(b)	5.00%	10/01/2021	1,500	1,596,330
Series 2012 A, Ref. RB (INS -AGM)(b)	5.00%	10/01/2022	1,700	1,866,039
				3,462,369
Hawaii–0.80%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.00%	11/15/2027	1,000	1,111,090
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, COP (a)	5.00%	08/01/2021	1,000	1,060,080
Series 2013, COP (a)	5.00%	08/01/2022	2,000	2,188,040
Series 2013, COP (a)	5.00%	08/01/2023	1,250	1,406,888
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB (j)	5.00%	07/01/2031	6,000	7,062,720
				12,828,818
Idaho–0.15%
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,386,115
Illinois–12.70%
Bartlett (Village of) ,IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	3,130	3,134,257
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (g)	5.60%	01/01/2023	715	715,808
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,746,398
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,972,597
Series 2004, Ref. RB	5.00%	11/01/2028	3,000	3,539,310
Series 2007 A, Ref. GO Bonds (INS -NATL)(b)	5.00%	01/01/2032	215	215,585
Series 2008 C, Ref. RB	5.00%	01/01/2029	2,500	2,840,375
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,697,280
Series 2010 A, Ref. GO Bonds (g)	5.00%	01/01/2029	2,500	2,508,100
Series 2011, COP	7.13%	05/01/2021	494	494,197
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,690,400
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,976,825
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,495,840
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,645,960
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP (e)	7.00%	01/15/2029	1,208	1,209,072
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (a)	5.50%	01/01/2027	1,000	1,118,700
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,110,740
Series 2014 A, Ref. RB (a)	5.00%	01/01/2023	3,000	3,314,040
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB (a)	5.00%	01/01/2029	6,000	6,891,600
Series 2017 D, RB (a)	5.00%	01/01/2031	1,000	1,187,380
Series 2017 D, RB (a)	5.00%	01/01/2032	1,000	1,184,690
Series 2017 D, RB (a)	5.00%	01/01/2033	2,000	2,363,320
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	371	371,067
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	$ 2,000	$ 2,310,500
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2027	1,500	1,798,920
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2030	1,000	1,202,910
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2031	1,250	1,499,550
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,132,750
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds (j)	5.00%	12/01/2024	3,000	3,220,440
Series 2015 C, GO Bonds (j)	5.00%	12/01/2027	7,000	8,101,240
Chicago (City of), IL Transit Authority; Series 2011, RB	5.25%	12/01/2027	1,000	1,068,690
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,415,600
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2027	1,795	1,891,930
Series 2012, Ref. GO Bonds (INS -AGM)(b)	5.00%	08/01/2022	1,250	1,346,737
Series 2013, GO Bonds	5.00%	07/01/2022	2,000	2,147,540
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,541,276
Series 2014, GO Bonds	5.00%	02/01/2020	1,300	1,306,916
Series 2017 D, GO Bonds	5.00%	11/01/2024	2,000	2,228,920
Series 2018 A, GO Bonds	5.25%	05/01/2023	5,000	5,495,400
Series 2018 A, GO Bonds	6.00%	05/01/2027	2,000	2,438,520
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,381,180
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,164,180
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,447,000
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2035	1,965	2,134,108
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,010	1,040,421
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	1,160	1,083,759
Series 2016, RB	2.00%	05/15/2055	271	8,164
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (c)(g)	6.25%	08/15/2023	1,505	1,754,815
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	395	411,298
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	5,151,465
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.25%	08/15/2030	5,000	5,900,800
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(f)	0.00%	12/15/2029	2,550	1,944,247
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Ref. RB (INS -NATL)(b)(k)	5.70%	06/15/2023	1,295	1,458,999
Series 2002, RB (INS -NATL)(b)(f)	0.00%	12/15/2032	10,000	6,661,400
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,406,541
Illinois (State of) Sports Facilities Authority;
Series 2019, Ref. RB	5.00%	06/15/2028	2,000	2,389,220
Series 2019, Ref. RB	5.00%	06/15/2029	1,000	1,208,370
Series 2019, Ref. RB	5.00%	06/15/2030	1,200	1,446,552
Illinois (State of) Toll Highway Authority;
Series 2014 D, Ref. RB (j)	5.00%	01/01/2024	12,500	14,304,750
Series 2016 A, Ref. RB	5.00%	12/01/2031	2,305	2,705,056
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, GO Bonds (f)(g)	0.00%	12/01/2021	330	321,199
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, GO Bonds (f)(g)	0.00%	12/01/2020	2,900	2,851,599
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	975	993,408
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	2,500	3,430,300
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	$ 3,000	$ 3,170,490
Series 2010, RB	5.38%	06/01/2021	525	555,807
Series 2017, RB	5.00%	06/01/2027	4,000	4,811,400
Series 2017, RB	5.00%	06/01/2028	2,000	2,395,360
Regional Transportation Authority;
Series 2002 A, RB (INS -AGM)(b)	6.00%	07/01/2027	2,700	3,512,268
Series 2018 B, RB (j)	5.00%	06/01/2031	3,800	4,657,014
Series 2018 B, RB (j)	5.00%	06/01/2032	3,995	4,882,050
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,190,440
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,182,080
Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,531,510
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,294,260
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	4,007,570
University of Illinois; Series 2011 A, RB	5.00%	04/01/2026	3,425	3,583,201
				202,943,661
Indiana–0.81%
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	1,800	2,180,106
Series 2016, RB	5.00%	07/01/2028	1,250	1,508,213
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (a)	5.88%	01/01/2024	835	908,939
Whiting (City of), IN (BP Products North America); Series 2019, Ref. RB (a)(c)	5.00%	06/05/2026	7,000	8,301,440
				12,898,698
Iowa–1.23%
Ames (City of), IA (Mary Greeley Medical Center); Series 2011, RB (c)(g)	5.50%	06/15/2020	2,255	2,305,896
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2026	2,565	2,670,704
Series 2013, Ref. RB (c)	5.25%	12/01/2033	2,990	3,193,529
Series 2019, Ref. RB	3.13%	12/01/2022	1,500	1,519,470
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(c)(d)(e)	1.68%	01/04/2024	3,715	3,715,037
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	850	856,188
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, RB	4.00%	08/15/2022	1,905	2,036,864
Series 2012, RB	4.00%	08/15/2023	1,200	1,278,180
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, RB (k)	5.60%	06/01/2034	1,750	1,752,240
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (a)	5.50%	12/01/2025	360	360,000
				19,688,108
Kansas–0.80%
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, RB	5.00%	03/01/2031	1,000	1,009,500
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.00%	07/01/2028	1,140	1,269,162
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,386,854
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,520,552
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	1,633,455
Wichita (City of), KS (Presbyterian Manors);
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,451,033
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	3,261,520
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2018 I, Ref. RB	5.00%	05/15/2033	$ 1,140	$ 1,250,660
				12,782,736
Kentucky–2.24%
Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	2.50%	02/01/2025	1,430	1,456,798
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	525	538,424
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	2,110,340
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,718,985
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,394,230
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,662,993
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,316,876
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	09/01/2026	1,000	1,173,880
Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	09/01/2027	1,620	1,895,400
Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	09/01/2028	1,260	1,467,711
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2016, Ref. RB (INS- NATL)(b)	5.00%	09/01/2031	5,000	5,908,000
Kentucky (State of) Municipal Power Agency (Prarie State);
Series 2019 A, Ref. RB	5.00%	09/01/2031	1,500	1,815,420
Series 2019 A, Ref. RB	5.00%	09/01/2032	1,600	1,926,368
Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,200,350
Kentucky (State of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	1,000	1,165,880
Kentucky (State of) Public Energy Authority; Series 2018 B, RB (c)	4.00%	01/01/2025	2,000	2,210,260
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,892,250
				35,854,165
Louisiana–1.88%
Jefferson Sales Tax District; Series 2019 B, RB (INS -AGM)(b)	5.00%	12/01/2031	3,000	3,828,180
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, RB	5.00%	01/01/2022	1,000	1,070,490
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,442,388
Series 2015, RB	5.00%	06/01/2030	500	578,960
Series 2015, RB	5.00%	12/01/2030	500	581,565
Series 2015, RB	5.00%	12/01/2031	1,750	2,031,557
Series 2015, RB	5.00%	06/01/2032	300	346,968
Series 2015, RB	5.00%	12/01/2032	1,000	1,158,250
Series 2015, RB	5.00%	06/01/2033	1,050	1,210,524
Series 2015, RB	5.00%	06/01/2034	1,000	1,150,070
Series 2015, RB	5.00%	12/01/2034	1,200	1,385,520
Series 2015, RB	5.00%	06/01/2035	500	573,490
Series 2015, RB	5.00%	12/01/2035	1,165	1,342,418
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB (a)	5.00%	01/01/2027	1,750	2,014,862
Series 2015 B, RB (a)	5.00%	01/01/2029	1,805	2,065,696
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 B, Ref. RB (INS -AGM)(b)	5.00%	10/01/2030	350	430,801
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB (c)	2.10%	07/01/2024	1,000	1,003,020
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	$ 1,250	$ 1,341,950
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,390,625
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.50%	05/15/2030	5,000	5,110,450
				30,057,784
Maryland–1.46%
Baltimore (City of), MD; Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,299,966
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB (e)	4.13%	02/15/2034	1,000	1,056,800
Maryland (State of) Department of Transportation;
Series 2012, RB	2.25%	10/01/2025	100	100,703
Series 2017, RB	5.00%	09/01/2028	3,000	3,779,460
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	4,905,450
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (c)(g)	5.50%	01/01/2021	1,000	1,045,680
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB (c)(g)	6.00%	07/01/2021	535	574,751
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB (a)(e)	4.00%	07/01/2024	1,595	1,704,975
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016 D, RB (a)	5.00%	03/31/2036	2,600	2,973,802
Series 2016, RB (a)	5.00%	09/30/2029	2,100	2,450,826
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (g)	5.13%	06/01/2020	710	723,909
Mayor & Council of Rockville (The) (Ingleside at King Farm); Series 2017 C-2, RB	3.00%	11/01/2025	2,750	2,759,460
				23,375,782
Massachusetts–1.58%
Massachusetts (Commonwealth of); Series 2005, Ref. RB (INS -NATL)(b)	5.50%	01/01/2034	3,000	4,091,370
Massachusetts (Sate of) Bay Transportation Authority; Series 2006 A, RB	5.25%	07/01/2031	1,330	1,822,326
Massachusetts (State of) Bay Transportation Authority; Series 2004 B, Ref. RB	5.25%	07/01/2030	5,000	6,566,250
Massachusetts (State of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2033	3,000	3,754,230
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	636,927
Massachusetts (State of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,867,839
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,574,145
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	651,677
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (e)	5.00%	10/01/2037	1,500	1,660,140
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,176,350
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. RB (INS -AGM)(b)	5.25%	08/01/2025	300	366,198
				25,167,452
Michigan–4.21%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	270	275,411
Detroit (City of), MI Downtown Development Authority;
Series 2018 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2030	700	789,110
Series 2018 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2032	2,000	2,246,060
East Lansing School District; Series 2017 I, GO Bonds	5.00%	05/01/2033	2,000	2,432,560
Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,874,770
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	5,904,000
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-2, Ref. RB (INS -AGM)(b)	5.00%	07/01/2026	$ 9,000	$ 10,480,230
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,773,850
Series 2015, Ref. RB	5.00%	07/01/2035	2,900	3,351,559
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,432,940
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,417,150
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. RB (68% of 1 mo. USD LIBOR + 0.75%)(c)(d)	1.92%	10/15/2020	2,500	2,505,975
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2034	2,000	2,436,240
Michigan (State of) Finance Authority (Trinity Health); Series 2015, RB (67% of 1 mo. USD LIBOR + 0.54%)(c)(d)	1.69%	12/01/2020	3,500	3,508,505
Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,891,725
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (e)	5.00%	07/01/2031	1,530	1,648,988
Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	2,073,627
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,000	3,016,350
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033	2,075	2,109,735
Summit Academy North;
Series 2016, Ref. RB	4.00%	11/01/2021	680	686,467
Series 2016, Ref. RB	5.00%	11/01/2031	1,665	1,700,531
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (a)	5.00%	12/01/2028	2,500	2,741,125
				67,296,908
Minnesota–0.93%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	598,435
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,907,792
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	2,048,760
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(h)(i)	1.00%	04/01/2037	5,335	5,335,000
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB (c)(e)	6.00%	07/01/2027	1,250	1,305,550
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	270	279,212
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	2.90%	12/01/2019	455	455,000
Series 2014, RB	3.15%	12/01/2020	620	623,267
Series 2014, RB	3.60%	12/01/2021	225	228,994
Series 2014, RB	4.00%	12/01/2022	490	507,062
Series 2014, RB	4.00%	12/01/2023	300	312,708
Series 2014, RB	4.00%	12/01/2024	175	183,393
Series 2014, RB	5.00%	12/01/2029	1,000	1,074,350
				14,859,523
Mississippi–0.16%
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,242,770
Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,257,530
				2,500,300
Missouri–1.76%
Bridgeton (City of), MO Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/2024	500	500,105
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,500,510
Cape Girardeau (County of), MO Industrial Development Authority; Series 2017, Ref. RB	5.00%	03/01/2029	100	117,290
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health); Series 2017 A, Ref. RB	5.00%	03/01/2036	$ 3,000	$ 3,434,730
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,139,480
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	2,244,882
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,071,000
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,140,920
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (a)	5.00%	03/01/2035	1,000	1,223,670
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	3,081,735
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,149,650
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,497,005
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,261,942
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,267,820
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,769,925
Series 2015 A, Ref. RB	5.00%	12/01/2027	640	754,714
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	340	360,145
Series 2012, RB	5.00%	09/01/2032	1,490	1,583,259
				28,098,782
Nebraska–1.34%
Central Plains Energy Project; Series 2014, Ref. RB (c)	5.00%	12/01/2019	3,445	3,445,000
Central Plains Energy Project (No. 3);
Series 2012, RB (l)	5.00%	09/01/2032	5,000	5,416,650
Series 2012, RB (l)	5.25%	09/01/2037	5,000	5,449,900
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/2022	720	752,774
Series 2012, Ref. RB	5.00%	11/01/2023	500	531,600
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,889,500
				21,485,424
Nevada–0.30%
Carson City (City of), NV (Carson-Tahoe Regional Medical Center); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,086,550
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	150	167,409
Series 2015, RB	5.00%	08/01/2029	1,355	1,502,519
Series 2015, RB	5.00%	08/01/2031	1,490	1,644,855
Series 2015, RB	5.00%	08/01/2032	365	401,336
				4,802,669
New Hampshire–0.10%
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,606,050
New Jersey–5.94%
Garden State Preservation Trust; Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	2,000	2,505,340
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (a)	5.00%	12/01/2024	3,705	4,023,037
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS -NATL)(b)(j)(m)	5.50%	09/01/2022	$ 7,500	$ 8,284,350
Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,158,220
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,275,639
Series 2017 A, Ref. RB (INS -BAM)(b)	5.00%	07/01/2028	5,035	6,084,042
Series 2017 DDD, RB	5.00%	06/15/2031	3,670	4,252,686
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	845	858,283
Series 2012 C, RB	5.00%	07/01/2032	475	480,933
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (a)	5.00%	07/01/2021	425	447,351
Series 2013, RB (a)	5.50%	01/01/2026	1,390	1,596,179
Series 2013, RB (a)	5.50%	01/01/2027	2,130	2,442,215
Series 2013, RB (a)	5.00%	01/01/2028	1,000	1,124,920
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,639,950
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,181,280
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,450,380
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,205,110
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (g)	5.25%	07/01/2020	1,000	1,023,890
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,588,313
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (a)	5.00%	12/01/2025	2,250	2,667,397
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, RB	5.25%	12/15/2023	4,000	4,556,640
Series 2013 AA, RB	5.00%	06/15/2021	5,270	5,551,840
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,858,850
Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,793,450
Series 2018 A, Ref. RN (j)(m)	5.00%	06/15/2029	4,500	5,266,800
Series 2018 A, Ref. RN (j)(m)	5.00%	06/15/2030	2,000	2,330,100
North Hudson Sewerage Authority; Series 2012 A, Ctfs. (c)(g)	5.00%	06/01/2022	605	660,072
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (a)	5.00%	12/01/2023	4,555	4,895,532
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	2,500	3,064,625
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,090,500
Series 2018 A, Ref. RB	5.00%	06/01/2031	3,750	4,541,287
				94,899,211
New Mexico–0.25%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)	5.20%	06/01/2020	1,700	1,730,107
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	1,010	1,040,007
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	625	708,119
Series 2019 A, RB	5.00%	05/15/2039	500	558,975
				4,037,208
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–8.43%
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB (a)(e)	3.75%	01/01/2020	$ 185	$ 185,290
Series 2014, Ref. RB (a)(e)	4.50%	01/01/2025	1,000	1,105,210
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,606,560
Metropolitan Transportation Authority;
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(c)(d)	1.70%	11/01/2022	2,965	2,961,709
Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	1.55%	11/15/2022	3,500	3,497,795
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB (f)	0.00%	11/15/2029	1,000	797,600
New York & New Jersey (States of) Port Authority;
Series 2019, RB (a)	5.00%	11/01/2033	1,525	1,910,169
Two Hundred Second Series 2017, Ref. RB (a)	5.00%	10/15/2035	3,000	3,574,230
Two Hundred Seventh Series 2018, Ref. RB (a)(j)	5.00%	09/15/2028	9,000	11,242,350
New York (City of), NY;
Series 2016 E, Ref. GO Bonds	5.00%	08/01/2027	5,000	6,141,000
Series 2019 B-1, GO Bonds	5.00%	10/01/2032	1,000	1,282,550
Series 2019 B-1, GO Bonds	5.00%	10/01/2033	2,000	2,552,660
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB (h)	0.98%	06/15/2044	11,150	11,150,000
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	6,213,850
Series 2019 C1, RB	4.00%	11/01/2036	5,000	5,747,150
New York (State of) Dormitory Authority;
Series 2019 A, RB	5.00%	10/01/2033	1,350	1,665,900
Series 2019 A, Ref. RB	5.00%	03/15/2037	3,000	3,750,540
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,755	2,196,084
Series 2018 A, Ref. RB	5.00%	08/01/2030	2,420	2,973,793
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB (e)	5.00%	12/01/2033	2,000	2,355,020
Series 2017, Ref. RB (e)	5.00%	12/01/2034	1,000	1,175,090
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	631,155
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,254,650
Series 2019 B, RB	5.00%	01/01/2030	3,000	3,921,510
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	2,660	3,622,893
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (a)	5.00%	08/01/2026	5,000	5,244,250
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (a)	5.00%	01/01/2029	10,545	12,758,396
Series 2018, RB (a)	5.00%	01/01/2032	5,000	5,977,450
Series 2018, RB (a)	5.00%	01/01/2036	2,500	2,954,250
Niagara Falls (City of), NY; Series 1994, GO Bonds (g)	6.90%	03/01/2020	5	5,021
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS -AGM)(b)	5.00%	12/01/2031	1,000	1,256,420
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	2,770	2,841,189
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016 A, Ref. RB (a)	5.00%	01/01/2032	1,250	1,376,975
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. RB (67% of 1 mo. USD LIBOR + 0.70%)(c)(d)	1.85%	02/01/2021	5,450	5,465,097
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2018 D, RB (67% of SOFR + 0.50%)(c)(d)	1.59%	10/01/2020	5,000	5,007,250
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,373,220
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,773,975
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,180,030
				134,728,281
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–1.73%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	1.55%	12/01/2021	$ 3,000	$ 2,996,910
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034	750	918,278
Series 2017 A, RB	5.00%	07/01/2035	1,000	1,221,550
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB (c)	2.00%	10/01/2024	750	757,740
New Hanover (County of), NC (New Hanover Regional Medical Center); Series 2017, Ref. RB	5.00%	10/01/2027	1,100	1,315,061
New Hanover (County of), NC North Carolina (New Hanover Regional Medical Center); Series 2017, Ref. RB	5.00%	10/01/2034	1,000	1,164,720
North Carolina (State of); Series 2019, RB	5.00%	03/01/2032	3,000	3,794,310
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB (a)	5.00%	06/30/2026	1,700	1,964,027
Series 2015, RB (a)	5.00%	06/30/2027	1,215	1,399,145
Series 2015, RB (a)	5.00%	06/30/2029	1,340	1,532,826
Series 2015, RB (a)	5.00%	06/30/2030	1,405	1,601,559
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	1,340	1,404,012
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	6,010,700
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS -AGM)(b)	5.00%	01/01/2031	1,250	1,496,925
				27,577,763
North Dakota–0.24%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	755	782,127
Series 2016, RB	5.10%	04/15/2036	2,815	2,974,442
				3,756,569
Ohio–3.23%
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,305,638
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,276,990
Series 2018 A, RB (c)	2.25%	08/15/2021	1,500	1,512,420
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, RB	5.88%	06/01/2047	4,000	4,020,600
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	2,195	2,435,967
Cincinnati City School District; Series 2006, Ref. GO Bonds (INS -NATL)(b)	5.25%	12/01/2031	3,000	4,128,840
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	5.75%	01/01/2024	660	692,399
Cleveland (City of), OH; Series 2012 A, Ref. RB (c)(g)	5.00%	01/01/2022	4,750	5,126,390
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	1,750	2,019,360
Series 2017, Ref. RB	5.00%	02/15/2032	3,980	4,581,895
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	1,000	1,020,250
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	3,335	3,740,169
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2027	3,410	4,302,738
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2023	1,500	1,642,410
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	750	806,355
Montgomery (County of), OH (St. Leonard); Series 2010, Ref. RB	6.00%	04/01/2020	140	141,819
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,840,515
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,334,079
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (a)	5.00%	12/31/2025	1,300	1,509,638
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB (a)(c)	2.60%	10/01/2029	4,000	4,012,520
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (a)(e)	3.75%	01/15/2028	$ 2,000	$ 2,162,720
				51,613,712
Oklahoma–0.54%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,051,038
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB (n)	4.75%	11/01/2023	852	7,070
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (a)(c)	5.00%	06/01/2025	5,000	5,619,050
				8,677,158
Oregon–0.42%
Portland (Port of), OR; Series 2017 24-B, RB (a)	5.00%	07/01/2035	3,255	3,850,990
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	630	680,627
Tri-County Metropolitan Transportation District; Series 2011 A, RB (c)(g)	5.00%	10/01/2021	2,000	2,139,980
				6,671,597
Pennsylvania–6.06%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,428,780
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	2,073,640
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB (e)	5.00%	05/01/2033	3,795	4,438,404
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	6,776,055
Series 2018, RB	5.00%	06/01/2031	2,000	2,454,560
Cumberland (County of), PA Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/2022	645	675,566
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,336,021
Delaware River Joint Toll Bridge Commission; Series 2019 B, Ref. RB	5.00%	07/01/2031	370	474,795
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(h)(i)	1.08%	06/01/2037	90	90,000
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,125,800
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,123,771
Series 2018, Ref. RB	5.00%	12/01/2033	750	835,140
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	710	715,233
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	4,299,785
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(c)(d)	1.82%	09/01/2023	2,800	2,800,028
Series 2019, Ref. RB	5.00%	09/01/2031	545	677,746
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities);
Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,160,860
Series 2012, Ref. RB	5.00%	11/15/2029	1,045	1,123,072
Series 2016, Ref. RB	5.00%	11/15/2033	2,000	2,339,820
Montgomery (County of), PA Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB (a)(c)	2.70%	04/01/2020	4,380	4,399,491
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	2,850	3,019,404
Pennsylvania (Commonwealth of);
First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	5,400	6,516,774
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	371,259
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	461,805
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	521,543
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB (a)	5.00%	12/31/2027	$ 5,965	$ 7,003,387
Series 2015, RB (a)	5.00%	12/31/2034	2,630	3,036,046
Pennsylvania (State of) Turnpike Commission;
Series 2014 B-1, Ref. RB (SIFMA Municipal Swap Index + 0.98%)(d)	2.08%	12/01/2021	5,000	5,053,300
Series 2019 A, RB	5.00%	12/01/2031	1,860	2,340,754
Series 2019 A, RB	5.00%	12/01/2034	1,400	1,767,122
Pennsylvania Turnpike Commission; Subseries 2017, Ref. RB	5.00%	12/01/2031	4,075	4,964,980
Philadelphia (City of), PA; Series 2019 B, GO Bonds	5.00%	02/01/2033	1,200	1,502,232
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,164,170
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,161,770
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	4,134,136
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,701,008
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,522,480
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS -NATL)(b)	5.00%	06/01/2025	2,400	2,823,528
School District of Philadelphia (The); Series 2019 A, GO Bonds	5.00%	09/01/2031	1,000	1,243,570
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS -AGM)(b)	5.00%	06/01/2031	120	141,514
Washington (County of), PA Industrial Development Authority (Washington Jefferson College); Series 2010, RB (c)(g)	5.00%	05/01/2020	1,000	1,015,980
				96,815,329
Puerto Rico–1.01%
Children’s Trust Fund; Series 2002, RB	5.38%	05/15/2033	2,200	2,233,396
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds (INS -NATL)(b)	5.50%	07/01/2029	1,570	1,716,167
Series 2006 A, GO Bonds (CPI RATE + 1.02%) (INS -AGC)(b)(d)	3.48%	07/01/2020	1,060	1,059,004
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS -AGM)(b)	5.50%	07/01/2030	2,535	2,908,912
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (f)	0.00%	07/01/2027	5,700	4,541,076
Series 2018 A-1, RB	4.50%	07/01/2034	3,468	3,706,980
				16,165,535
Rhode Island–0.73%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. RB	5.00%	09/15/2022	1,000	1,099,060
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,587,850
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,035,279
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,239,041
Series 2015 A, Ref. RB	5.00%	06/01/2035	5,000	5,618,900
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,125	1,128,251
				11,708,381
South Carolina–0.82%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2026	4,650	5,013,816
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. RB	5.00%	01/01/2021	2,000	2,005,900
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023	1,000	1,072,760
Series 2013, RB	5.00%	05/01/2028	1,250	1,325,863
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (c)(g)	5.25%	08/01/2023	$ 3,215	$ 3,673,748
				13,092,087
South Dakota–0.07%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB (c)(g)	5.00%	09/01/2020	1,105	1,136,426
Tennessee–1.44%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	4.25%	06/01/2021	745	748,926
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health);
Series 2018 A, Ref. RB	5.00%	07/01/2034	3,000	3,335,220
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	2,996,300
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB	5.00%	07/01/2022	500	532,595
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,361,727
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,186,620
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,354,220
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,438,211
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	704,548
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB (e)	5.00%	09/01/2037	750	763,687
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2023	1,360	1,494,926
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,629,866
Series 2006 C, RB	5.00%	02/01/2027	150	178,367
Series 2018, RB (c)	4.00%	11/01/2025	2,000	2,227,440
				22,952,653
Texas–8.41%
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	300	309,324
Series 2014 A, RB	6.63%	03/01/2029	1,000	1,045,040
Austin (City of), TX; Series 2019 B, RB (a)	5.00%	11/15/2034	2,000	2,498,160
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,230,273
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,395,792
Board of Regents of The University of Texas System; Series 2008 B, VRD RB (h)	1.00%	08/01/2025	1,800	1,800,000
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/2023	1,670	1,691,743
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,631,349
Central Texas Turnpike System; Series 2015 C, Ref. RB	5.00%	08/15/2027	1,470	1,698,835
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2033	1,250	1,432,725
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	543,300
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,270,810
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,579,200
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2013 F, Ref. RB	5.25%	11/01/2033	3,500	3,981,810
Series 2014 A, Ref. RB (a)	5.25%	11/01/2026	2,000	2,281,860
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	$ 150	$ 161,873
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	165,818
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	298,833
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,129,860
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP -Texas Permanent School Fund)	6.00%	02/15/2028	2,000	2,461,860
Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2036	3,375	4,240,147
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (h)	0.85%	11/01/2041	10,280	10,280,000
Gulf Coast Waste Disposal Authority;
Series 2013, RB (INS -AGM)(b)	5.00%	10/01/2021	1,250	1,335,837
Series 2013, RB (INS -AGM)(b)	5.00%	10/01/2023	2,610	2,878,699
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	1,300	1,366,872
Series 2013 A, RB	5.00%	01/01/2033	1,090	1,154,266
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(d)	1.85%	06/01/2020	2,000	2,004,600
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2015, RB (68% of 1 mo. USD LIBOR + 0.85%)(c)(d)	2.00%	06/01/2020	5,000	5,001,850
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,609,380
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (c)(g)	5.00%	12/01/2019	2,500	2,500,000
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	410	410,996
Houston (City of), TX; Series 2011 A, Ref. RB (a)	5.00%	07/01/2025	1,000	1,055,570
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (a)	5.00%	07/15/2020	5,000	5,105,050
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB (g)	5.88%	05/15/2021	265	275,531
Series 2012 A, RB	4.00%	02/15/2022	260	266,906
Lower Colorado River Authority;
Series 2019 A, RB	5.00%	05/15/2031	400	504,544
Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,522,584
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	358,222
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, RB	6.25%	01/01/2033	1,600	1,754,208
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,369,451
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,476,239
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,631,295
Series 2014, RB	5.50%	01/01/2035	1,400	1,518,342
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,213,224
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,330,814
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	2,178,760
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 B-1, RB	3.25%	11/15/2022	450	450,023
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB	5.00%	04/01/2029	620	677,003
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB (e)	4.63%	08/15/2025	915	978,135
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS -AGC)(b)(k)	6.20%	01/01/2042	4,500	5,476,455
Series 2017 B, Ref. RB (INS -AGM)(b)	4.00%	01/01/2034	750	838,507
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,275,080
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (a)(c)(e)	7.25%	02/13/2020	$ 2,000	$ 2,014,980
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	2,111,077
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2021	1,475	1,568,751
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, RB (n)	4.13%	11/15/2038	2,680	26,800
Temple (City of), TX; Series 2018 A, RB (e)	5.00%	08/01/2038	4,000	4,374,600
Texas (State of) Transportation Commission;
Series 2019, RB (f)	0.00%	08/01/2034	1,400	853,636
Series 2019, RB (f)	0.00%	08/01/2035	1,250	714,300
Series 2019, RB (f)	0.00%	08/01/2036	1,000	541,500
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,715,400
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,550	2,967,690
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2021	2,600	2,774,590
Series 2012, RB	5.00%	12/15/2022	500	548,970
Series 2012, RB	5.00%	12/15/2023	3,950	4,336,468
Series 2012, RB	5.00%	12/15/2028	1,775	1,932,496
Series 2012, RB	5.00%	12/15/2032	1,775	1,920,514
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, RB	4.63%	08/15/2022	260	268,341
Series 2012 A, RB	5.00%	08/15/2027	1,085	1,127,250
				134,444,418
Utah–0.40%
Salt Lake City (City of), UT; Series 2017 A, RB (a)	5.00%	07/01/2034	3,500	4,184,040
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB (h)	1.08%	05/15/2035	1,240	1,240,000
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/2040	1,000	1,021,040
				6,445,080
Vermont–0.22%
University of Vermont & State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,650,599
Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,877,191
				3,527,790
Virgin Islands–0.19%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	2,950	2,955,546
Virginia–0.99%
Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. RB	5.00%	03/01/2022	1,100	1,147,850
Series 2012, Ref. RB	5.00%	03/01/2021	1,395	1,432,386
Series 2012, Ref. RB	4.25%	03/01/2026	700	709,996
Fairfax (County of), VA Economic Development Authority (Vinson Hall, LLC); Series 2013 A, RB	4.00%	12/01/2022	530	547,103
Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2029	3,100	3,936,132
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (a)	5.00%	07/01/2034	5,000	5,334,300
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB (a)	5.00%	01/01/2027	2,500	2,707,175
				15,814,942
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–2.24%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (a)	5.50%	07/01/2025	$ 1,000	$ 1,063,350
Energy Northwest (Columbia Generating Station); Series 2019 A, Ref. RB	5.00%	07/01/2038	1,000	1,253,770
Energy Northwest (Project #3); Series 2017 A, Ref. RB	5.00%	07/01/2028	1,000	1,248,950
Seattle (Port of), WA;
Series 2016 B, Ref. RB (a)	5.00%	10/01/2028	3,730	4,443,810
Series 2019, RB (a)	5.00%	04/01/2032	2,000	2,481,000
Seattle (Port of), WA (SEATAC Fuel Facilities LLC);
Series 2013, Ref. RB (a)	5.00%	06/01/2021	650	685,880
Series 2013, Ref. RB (a)	5.00%	06/01/2024	1,560	1,748,027
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	2,250	2,752,358
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2031	2,425	3,004,041
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	2.50%	01/01/2025	3,350	3,427,552
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	573,930
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,743,135
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,561,688
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB (e)	5.00%	07/01/2031	1,350	1,485,770
Series 2016 A, Ref. RB (e)	5.00%	07/01/2036	1,450	1,579,514
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB (e)	5.00%	07/01/2038	830	897,894
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB (e)	5.00%	01/01/2034	745	833,089
Series 2019 A, RB (e)	5.00%	01/01/2039	1,400	1,547,938
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,530,808
				35,862,504
West Virginia–0.32%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (e)	5.50%	06/01/2037	2,000	2,213,060
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (a)(e)	6.75%	02/01/2026	2,000	2,019,860
Series 2018, RB (a)(e)	8.75%	02/01/2036	640	660,621
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB (n)	6.00%	10/01/2020	240	140,400
				5,033,941
Wisconsin–2.63%
Milwaukee (County of), WI;
Series 2010 B, Ref. RB (a)	5.00%	12/01/2022	1,250	1,250,000
Series 2010 B, Ref. RB (a)	5.00%	12/01/2023	1,000	1,000,000
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (e)	6.25%	08/01/2027	5,000	5,696,800
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	2,106,035
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	4.38%	06/15/2029	2,105	2,168,887
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB (a)	5.38%	11/01/2021	1,370	1,374,261
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,723,847
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,886,031
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	2,012,640
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	1,000	1,005,410
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,638,184
Series 2012, RB	5.00%	06/01/2026	1,000	1,075,790
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB (e)	5.00%	06/01/2025	$ 1,000	$ 1,097,430
Series 2016 A, RB (e)	4.63%	06/01/2036	125	129,140
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.25%	01/01/2038	3,250	3,379,220
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,681,160
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	445	458,813
Series 2015, Ref. RB	5.00%	04/01/2025	1,180	1,256,936
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (e)	4.13%	12/01/2024	2,900	3,037,895
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	3,700	4,039,438
				42,017,917
Wyoming–0.11%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS- BAM)(b)	5.00%	01/01/2031	1,500	1,801,785
TOTAL INVESTMENTS IN SECURITIES(o)–102.42% (Cost $1,556,877,762)					1,636,528,656
FLOATING RATE NOTE OBLIGATIONS–(2.52)%
Notes with interest and fee rates ranging from 1.62% to 1.92% at 11/30/2019 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032(p)					(40,245,000)
OTHER ASSETS LESS LIABILITIES–0.10%					1,519,970
NET ASSETS –100.00%					$1,597,803,626
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
Sr.	– Senior
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $102,974,748, which represented 6.44% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Security subject to crossover refunding.
(m)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,800,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $174,270, which represented less than 1% of the Fund’s Net Assets.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Fund’s investments with a value of $69,351,814 are held by TOB Trusts and serve as collateral for the $40,245,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	185	March-2020	$(23,931,484)	$27,461	$27,461

(a)	Futures contracts collateralized by $270,000 cash held with Goldman Sachs & Co., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,636,528,656	$—	$1,636,528,656
Other Investments - Assets*
Futures Contracts	27,461	—	—	27,461
Total Investments	$27,461	$1,636,528,656	$—	$1,636,556,117

*	Unrealized appreciation.
Invesco Intermediate Term Municipal Income Fund